Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 28.0%
Banco de Chile	533,516,378	$78,491,460
Banco de Credito e Inversiones SA	669,923	25,843,610
Banco Itau Chile SA, NVS	1,247,732	16,878,458
Banco Santander Chile	767,573,416	45,730,229
		166,943,757
Beverages — 4.5%
Cia Cervecerias Unidas SA	2,222,185	14,796,404
Vina Concha y Toro SA	9,863,576	11,973,983
		26,770,387
Broadline Retail — 6.2%
Falabella SA	5,584,338	26,644,474
Ripley Corp. SA	22,380,700	10,207,989
		36,852,463
Consumer Staples Distribution & Retail — 9.8%
Cencosud SA	13,559,912	46,667,732
SMU SA	62,182,053	11,954,549
		58,622,281
Electric Utilities — 6.4%
Enel Americas SA	152,301,825	14,200,629
Enel Chile SA	166,181,999	12,048,792
Engie Energia Chile SA	9,126,126	12,056,795
		38,306,216
Financial Services — 1.6%
Inversiones La Construccion SA	782,789	9,513,498
Independent Power and Renewable Electricity Producers — 3.3%
Colbun SA	123,740,380	19,355,686
Marine Transportation — 0.8%
Cia. Sud Americana de Vapores SA	91,520,900	5,006,682
Metals & Mining — 1.5%
CAP SA(a)	1,681,975	8,977,312
Paper & Forest Products — 4.4%
Empresas CMPC SA	16,289,656	25,997,062
Passenger Airlines — 7.1%
Latam Airlines Group SA	2,232,770,560	42,476,822
Real Estate Management & Development — 3.5%
Parque Arauco SA	10,179,511	21,087,175
Security	Shares	Value
Specialty Retail — 4.4%
Empresas Copec SA	3,840,962	$26,386,925
Water Utilities — 4.4%
Aguas Andinas SA, Class A	43,834,249	16,168,674
Inversiones Aguas Metropolitanas SA	10,523,957	9,732,458
		25,901,132
Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	3,408,597	9,950,267
Total Common Stocks — 87.6% (Cost: $396,645,161)		522,147,665
Preferred Stocks
Beverages — 4.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	5,595,269	23,793,613
Chemicals — 8.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,667,217	49,807,174
Total Preferred Stocks — 12.3% (Cost: $78,552,447)		73,600,787
Total Long-Term Investments — 99.9% (Cost: $475,197,608)		595,748,452
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	1,950,000	1,950,000
Total Short-Term Securities — 0.4% (Cost: $1,950,000)		1,950,000
Total Investments — 100.3% (Cost: $477,147,608)		597,698,452
Liabilities in Excess of Other Assets — (0.3)%		(1,504,320)
Net Assets — 100.0%		$596,194,132

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,090,000	$860,000 (a)	$—	$—	$—	$1,950,000	1,950,000	$33,464	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	16	06/20/25	$919	$(19,034)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$522,147,665	$—	$—	$522,147,665
Preferred Stocks	73,600,787	—	—	73,600,787
Short-Term Securities
Money Market Funds	1,950,000	—	—	1,950,000
	$597,698,452	$—	$—	$597,698,452
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(19,034)	$—	$—	$(19,034)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares